Long-term Notes and Loans Payable - Additional Information (Detail) - USD ($) $ in Thousands						3 Months Ended	12 Months Ended
	Aug. 12, 2021	Dec. 11, 2020	Jun. 30, 2020	Feb. 02, 2020	Jan. 08, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2020
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred		$ 200,000
Loans received							$ 0	$ 200,000
Borrowings interest rate							10.00%
Gain (loss) on extinguishment of debt							$ (17,987)	(977)
Deferred financing fees		800					6,461	7,605
Borrowing costs recognised as expense		200
Adjustments for finance income (cost)							$ (11,304)	$ (4,619)
Tranche A lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity							July 22, 2021
Borrowings interest rate							12.70%
Interest rate effective percentage							17.00%
Borrowing costs capitalised							$ 5,500
Tranche B lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity							January 22, 2022
Borrowings interest rate							13.20%
Interest rate effective percentage							16.10%
Borrowing costs capitalised							$ 400
Non Extending lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		11,700
Borrowings interest rate							12.70%
Interest rate effective percentage							17.70%
Borrowing costs capitalised							$ 100
Extending lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		97,300
Borrowings interest rate							12.00%
Interest rate effective percentage							15.80%
Borrowing costs capitalised							$ 11,100
Increasing lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		91,000
OCN Term Loan Lender [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings		5,400
Term Loan lenders [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings		1,000
Extending and Increasing lenders [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings							8,600
Deferred financing fees							11,200
OCN Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings terms extension fees			$ 600						$ 100
OCN Loan [Member] | Origin House [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 20,200
Borrowings maturity					June 30, 2020
Borrowings interest rate					10.00%
Interest rate effective percentage					16.00%
OCN Loan [Member] | Origin House [Member] | Second Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 2,500
Borrowings maturity					June 30, 2020
Borrowings interest rate					10.00%
Interest rate effective percentage					25.30%
Senior Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400,000
Borrowings maturity	August 12, 2026
Borrowings interest rate	9.50%
Interest rate effective percentage	11.00%
Borrowing costs capitalised	$ 10,900
Gain (loss) on extinguishment of debt	18,000
Adjustments for finance income (cost)	13,000
Principal repayment of the Senior Loan	$ 7,000					$ 16,600
Cash							$ 50,000
Fixed Charge Coverage Ratio							2 to 1
Loan commitments [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 200,000
Loans received				$ 100,000
Loan commitments [member] | Tranche A lenders [Member]
Disclosure of detailed information about borrowings [line items]
Loans received				92,400
Loan commitments [member] | Tranche B lenders [Member]
Disclosure of detailed information about borrowings [line items]
Loans received				7,600
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16							11.20%
Finance Lease, Weighted Average Remaining Lease Term							8 years 1 month 6 days
Bottom of range [member] | Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				100,000
Bottom of range [member] | OCN Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			June 30, 2020
Borrowings interest rate									13.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16							17.50%
Finance Lease, Weighted Average Remaining Lease Term							18 years 6 months
Top of range [member] | Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred				$ 200,000
Top of range [member] | OCN Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			June 30, 2021
Borrowings interest rate			15.60%